Other gains/(losses), net - Summary of Other gains/(losses), net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Gains Losses [Abstract]
Government grants and tax rebates	¥ 132	¥ 52	¥ 30
Impairment provision for investments in associates (Note 15)	(43)	(2)	(2)
Net foreign exchange gains/(losses)		(31)	18
Gain on step-up acquisition arising from business combination			72
Fair value change of investment	(37)	(30)
Others	26	(18)	6
Other gains (losses)	¥ 78	¥ (29)	¥ 124